Personnel costs (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Personnel Costs
The following table provides a breakdown for personnel costs:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Wages and salaries	(271,767)	(209,965)	(250,196)
Social contributions, pension plans and indemnities	(51,725)	(50,750)	(61,156)
Share-based payments	(16,290)	—	—
Severance indemnities	(8,996)	(12,308)	(9,778)
Other long-term benefits	(8,702)	—	—
Uniforms	(4,434)	(5,013)	(8,481)
Insurances and other benefits	(2,455)	(3,142)	(1,460)
Other payroll expenses	(3,393)	(1,481)	(873)
Total personnel costs	(367,762)	(282,659)	(331,944)